Pension Benefits (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 110,698	$ 102,085	$ 95,495
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82,501	74,826
Mutual Funds Equity Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13,852	13,073
Mutual Funds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,445	3,197
Mutual Funds Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,092	2,327
Mutual Funds Cash and Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	291	1,034
Mutual Funds Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 8,517	$ 7,628